As filed with the Securities and Exchange Commission on February 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2010

Date of reporting period:  12/31/2009

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.23%
Consumer Discretionary - 20.10%
Apparel Retail - 5.02%
Aeropostale, Inc. *	70,700	$2,407,335

Apparel, Accessories & Luxury Goods - 1.24%
True Religion Apparel, Inc. * (a)	32,111	593,732

Cable & Satellite - 1.00%
Dish Network Corp. * (a)	23,000	477,710

Education Services - 5.83%
Apollo Group Inc. *	9,000	545,220
Corinthian Colleges Inc. *	60,600	834,462
DeVry, Inc.	11,000	624,030
Lincoln Educational Services Co. *	36,692	795,116
		2,798,828
Leisure Products - 3.05%
Smith & Wesson Holdings Corp. *	199,410	815,587
Sturm Ruger & Co., Inc.	66,600	646,020
		1,461,607
Movies & Entertainment - 1.35%
Ascent Media Corp. *	25,411	648,743

Publishing - 1.00%
Dolan Media Co. * (a)	47,240	482,320

Restaurants - 1.61%
Wendy's/Arby's Group, Inc.	165,000	773,850
Total Consumer Discretionary (Cost $9,815,651)		9,644,125

Consumer Staples - 3.76%
Packaged Foods & Meats - 3.01%
American Italian Pasta Co. *	24,000	834,960
Ralcorp Holdings Inc. *	7,022	419,283
Reddy Ice Holdings, Inc. *	44,500	190,905
		1,445,148
Personal Products - 0.75%
American Oriental Bioengineering, Inc. *	76,880	357,492
Total Consumer Staples (Cost $1,668,138)		1,802,640

Energy - 5.62%
Integrated Oil & Gas - 1.08%
Sasol - ADR ^	13,000	519,220

Oil & Gas Drilling - 4.10%
Atwood Oceanics, Inc. *	24,000	860,400
Noble Corp. ^	17,000	691,900
Transocean Ltd. *^	5,000	414,000
		1,966,300
Oil & Gas Equipment & Services - 0.38%
Bolt Technology Corp. * (a)	16,400	180,728

Oil & Gas Exploration & Production - 0.06%
BMB Munai Inc. *	24,400	$28,060
Total Energy (Cost $2,032,456)		2,694,308

Financials - 14.55%
Consumer Finance - 4.92%
Ezcorp, Inc. *	60,000	1,032,600
World Acceptance Corp. * (a)	37,000	1,325,710
		2,358,310
Diversified Banks - 1.61%
Banco Macro Bansud SA - ADR ^	25,880	770,189

Life & Health Insurance - 3.17%
Aflac, Inc. (a)	17,750	820,938
American Equity Investment Life Holding Co. (a)	94,000	699,360
		1,520,298
Mortgage REIT's - 0.93%
Hatteras Financial Corp.	16,000	447,360

Property & Casualty Insurance - 2.00%
Tower Group, Inc.	41,000	959,810

Specialized Finance - 1.78%
Life Partners Holdings, Inc.	40,400	856,076

Thrifts & Mortgage Finance - 0.14%
Flushing Financial Corp.	6,000	67,560
Total Financials (Cost $4,692,029)		6,979,603

Health Care - 22.61%
Biotechnology - 3.45%
Biogen Idec, Inc. *	22,000	1,177,000
Gilead Sciences Inc. *	11,000	476,080
		1,653,080
Health Care Distributors - 0.71%
PSS World Medical Inc. *	15,000	338,550

Health Care Equipment - 5.38%
Greatbatch, Inc. * (a)	95,141	1,829,561
Kinetic Concepts, Inc. *	20,000	753,000
		2,582,561
Health Care Facilities - 2.21%
AmSurg Corp. *	1,633	35,959
Psychiatric Solutions, Inc. * (a)	48,472	1,024,698
		1,060,657
Health Care Services - 3.63%
Amedisys, Inc. *	18,000	874,080
LHC Group, Inc. *	25,858	869,087
		1,743,167
Health Care Supplies - 0.38%
Immucor, Inc. *	9,000	182,160

Life Sciences Tools & Services - 1.11%
ICON PLC - ADR *^	24,400	530,212

Managed Health Care - 1.10%
Centene Corp. *	24,813	525,291

Pharmaceuticals - 4.64%
AstraZeneca Plc ADR ^	19,500	$915,330
Endo Pharmaceuticals Holdings, Inc. *	64,000	1,312,640
		2,227,970
Total Health Care (Cost $9,627,549)		10,843,648

Industrials - 6.18%
Aerospace & Defense - 1.27%
L-3 Communications Holdings, Inc. (a)	7,000	608,650

Marine - 1.93%
Freeseas, Inc. ^	73,300	99,688
International Shipholding Corp. (a)	2,357	73,232
Paragon Shipping, Inc. ^	97,700	444,535
Ultrapetrol Bahamas Ltd. *^	65,052	309,648
		927,103
Outsource Services - 1.32%
APAC Customer Serivces Inc. *	106,565	635,127

Research & Consulting Services - 1.66%
CBIZ, Inc. *	35,856	276,091
FTI Consulting, Inc. *	11,000	518,760
		794,851
Total Industrials (Cost $2,838,879)		2,965,731

Materials - 3.42%
Diversified Metals & Mining - 3.15%
Anglo American PLC - ADR *^	49,750	1,078,580
Rio Tinto PLC - ADR ^	2,000	430,780
		1,509,360
Steel - 0.27%
Friedman Industries, Inc. (a)	22,425	130,738
Total Materials (Cost $1,074,073)		1,640,098

Technology - 17.99%
Application Software - 2.04%
Smith Micro Software, Inc. *	106,950	977,523

Communications Equipment - 1.19%
Anaren, Inc. * (a)	38,010	572,051

Computer Hardware - 0.55%
International Business Machines Corp. (a)	2,000	261,800

Computer Storage - 5.20%
STEC, Inc. *	102,000	1,666,680
Synaptics, Inc. *	27,000	827,550
		2,494,230
Data Processing & Outsourced Services - 0.05%
TNS, Inc. *	871	22,376

Home Entertainment Software - 2.11%
Shanda Interactive Entertainment Ltd. ADR *^	14,334	754,112
The 9 Ltd. - ADR ^	36,022	260,079
		1,014,191
Internet Software & Services - 3.18%
Sohu.com, Inc. *	10,000	$572,800
ValueClick, Inc. *	94,300	954,316
		1,527,116
IT Consulting & Other Services - 0.72%
SRA International Inc. *	18,000	343,800

Semiconductors - 1.25%
Micrel Inc.	20,126	165,033
NVE Corp. *	550	22,721
Triquint Semiconductor, Inc. *	69,000	414,000
		601,754
Semiconductor Equipment - 1.69%
AXT Inc. *	250,000	812,500

Systems Software - 0.01%
e-Future Information Technology, Inc. *^	7,266	5,724
Total Technology (Cost $7,765,708)		8,633,065

Telecommunications - 2.61%
Alternative Carriers - 2.61%
Neutral Tandem, Inc. * (a)	55,000	1,251,250
Total Telecommunications (Cost $1,186,597)		1,251,250

Utilities - 1.39%
Gas Utilities - 1.39%
China Natural Gas, Inc. *	60,000	667,200
Total Utilities (Cost $820,950)		667,200
TOTAL COMMON STOCKS (Cost $41,522,030)		$47,121,668

PARTNERSHIPS - 0.27%
Great Northern Iron Ore Properties	1,385	130,190
TOTAL PARTNERSHIPS (Cost $114,669)		$130,190

TRUSTS - 0.16%
North European Oil Royalty Trust	2,502	77,812
TOTAL TRUSTS (Cost $73,309)		$77,812

	Contracts (100 shares per contract)	Value
PURCHASED OPTIONS - 0.52%
Call Options - 0.51%
Best Buy Co. Inc.
Expiration: February 2010, Exercise Price: $41.00	500	58,500
GameStop Corp.
Expiration: April 2010, Exercise Price: $24.00	830	102,920
Ross Stores Inc.
Expiration: February 2010, Exercise Price: $45.00	520	49,400
TJX Companies, Inc.
Expiration: April 2010, Exercise Price: $40.00	357	32,130
		242,950
Put Options - 0.01%
Novartis AG
Expiration: January 2010, Exercise Price: $50.00	749	3,745
TOTAL PURCHASED OPTIONS (Cost $303,334)		$246,695

SHORT TERM INVESTMENTS - 1.32%
Money Market Fund - 1.32%
Fidelity Instituational Money Market Portfolio, 0.20%	633,376	$633,376
TOTAL SHORT TERM INVESTMENTS (Cost $633,376)		$633,376
Total Investments (Cost $42,646,718) - 100.50%		$48,209,741
Liabilities in Excess of Other Assets - (0.50)%		(240,829)
TOTAL NET ASSETS - 100.00%		$47,968,912

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
^	Foreign Issued Security
(a)	All or a portion of the security has been committed as collateral for written option contracts.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows**:

Cost of investments	$42,651,147
Gross unrealized appreciation	7,024,055
Gross unrealized depreciation	(1,465,461)
Net unrealized appreciation	$5,558,594

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Empiric Core Equity Fund
Schedule of Options Written
December 31, 2009 (Unaudited)

	Contracts (100 shares per contract)	Value
PUT OPTIONS
Apollo Group, Inc.
Expiration: January 2010, Exercise Price: $55.00	180	$ 23,400
Big Lots Inc.
Expiration: January 2010, Exercise Price: $25.00	190	950
Brocade Communications Systems, Inc.
Expiration: January 2010, Exercise Price: $7.50	480	7,680
Corinthian Colleges Inc.
Expiration: January 2010, Exercise Price: $15.00	700	94,500
Fair Isaac Corp.
Expiration: January 2010, Exercise Price: $17.50	335	1,675
Pactiv Corp.
Expiration: January 2010, Exercise Price: $25.00	220	21,450
Surmodics, Inc.
Expiration: January 2010, Exercise Price: $22.50	43	2,795
Universal Health Services Inc.
Expiration: January 2010, Exercise Price: $55.00	90	900
TOTAL OPTIONS WRITTEN (Premiums received $351,928)		$153,350

Derivatives – The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk.  The Adviser uses derivative instruments (“derivatives”) to hedge against anticipated declines in market value of portfolio securities, increases or decreases in the market value of securities it intends to purchase or sell, and to protect against exposure to interest rate changes.  The Advisor may also use derivatives to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believes to be possible through direct investment.  The use of derivatives for hedging purposes involves certain risks and may result in a loss if charges in the value of derivatives move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

In this reporting period the Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Fair Value Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participant’s would use to price the asset or liability based on the best available information.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The following is a summary of the inputs used to value the Fund's securities as of December 31, 2009:

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt, President

Date   2/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date 2/24/2010